Schedule of convertible bonds (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 14, 2021	Sep. 14, 2018
Short-Term Debt [Line Items]
Debt principal amount	$ 1,750,000	$ 10,000,000
Less: unamortized debt discount
Net carrying amount	1,750,000	10,000,000
Less: maturing within one year		(10,000,000)
Mature after one year	1,750,000
Less: unamortized debt discount
Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Debt principal amount					$ 7,500,000
Less: unamortized debt discount			$ 807,860
Total principal		10,000,000	10,000,000
Less: unamortized debt discount			(807,860)
Net carrying amount		10,000,000	9,192,140
Less: maturing within one year		(10,000,000)	9,192,140
Convertible bonds
Convertible Bond E [Member]
Short-Term Debt [Line Items]
Debt principal amount		10,000,000
Convertible Bond E [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Total principal		10,000,000
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt principal amount	$ 1,750,000	10,000,000
Convertible Bond A [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Debt principal amount				$ 22,500,000	$ 30,000,000
Less: unamortized debt discount		2,134,031
Total principal
Less: unamortized debt discount		(2,134,031)
Convertible Bond B [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Less: unamortized debt discount		6,634,030
Total principal				$ 18,000,000
Less: unamortized debt discount		(6,634,030)
Convertible Bond C [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Less: unamortized debt discount		49,353
Total principal
Less: unamortized debt discount		(49,353)
Convertible Bond D [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Total principal			$ 10,000,000